Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-Term Debt
Schedule of rollforward the long-term debt balances

	LTD-A	LTD-B	LTD-C	LTD-D	LTD-E	Totals
Balance at December 31, 2019	$1,516,598	$—	$15,000,000	$—	$—	$16,516,598

Issued in 2020	—	—	—	40,000,000	180,000	40,180,000
Principal Payments in 2020	(1,516,598)	—	—	—	(43,911)	(1,560,509)
Balance at December 31 , 2020	$—	$—	$15,000,000	$40,000,000	$136,089	$55,136,089

Issued in 2021	—	—	—	12,750,000	—	12,750,000
Principal Payments in 2021	—	—	—	—	(67,216)	(67,216)
Balance at September 30, 2021	$—	$—	$15,000,000	$52,750,000	$68,873	$67,818,873

	LTD-A	LTD-B	LTD-C	LTD-D	LTD-E	Totals
Balance at December 31, 2018	$—	$3,764,270	$—	$—	$—	$3,764,245
Issued in 2019	16,164,914	—	—	—	—	16,164,914
Principal Payments in 2019	(14,648,316)	—	—	—	—	(14,648,316)
Conversion from (to) Class A Equity Units	—	(3,764,270)	15,000,000	—	—	11,235,755
Balance at December 31, 2019	1,516,598	—	15,000,000	—	—	16,516,598
Issued in 2020	—	—	—	40,000,000	180,000	40,180,000
Principal Payments in 2020	(1,516,598)	—	—	—	(43,911)	(1,560,509)
Balance at December 31 , 2020	$—	$—	$15,000,000	$40,000,000	$136,089	$55,136,089

Schedule of long tern debt fiscal maturity disclosures

Beginning on September 30, 2021 and for the full years presented below thereafter, the Company’s annual, minimum payments due under debt obligations were as follows:

		Interest
				Total Remaining
	Principal	PIK	Total Payments*	Cash Payments
2021	$30,508	$1,056,761	$3,241,713	$2,215,459
2022	38,365	4,414,502	8,878,819	4,502,683
2023	15,000,000	4,734,115	14,669,197	29,991,066
2024	—	2,448,480	7,230,729	4,782,249
2025	52,750,000	2,336,432	14,093,910	69,180,343
Total	$67,818,873	$14,990,290	$48,114,368	$110,671,800

*Total Interest Payments Remaining Cash and Non-Cash (PIK)

As of December 31, for the years presented below, the Company’s annual, minimum payments due under debt obligations were as follows:

				Total Principal
	Principal	PIK	Total Payments*	and Interest
2021	$67,764	$1,937,084	$2,004,848	$3,323,948
2022	46,101	1,767,400	1,813,501	3,458,485
2023	15,000,000	1,800,474	16,800,474	13,973,270
2024	—	1,880,100	1,880,100	3,760,200
2025	40,000,000	1,952,548	41,952,548	3,905,096
TOTAL	$55,113,865	$9,337,606	$64,451,471	$28,420,999
*	Total Payments Cash and Non-Cash (PIK)

Schedule of total payments cash and non-Cash of interest

	Unaudited
	September 30, 2021	December 31, 2020
Total Principal	$67,818,873	$55,136,089
Less: Current Portion of Long-Term Debt	(68,873)	(89,988)
Less: Loan Origination Fees	(3,757,969)	(3,566,718)
Add: Accum. Amortizaton of Loan Origination Fees	606,020	80,237
Less: Discount for Issuance of Class D Warrants	(6,316,605)	(6,316,605)
Add: Accum. Amortization of Class D Warrants	1,076,929	144,972
Long Term Debt	$59,358,375	$45,387,986

Total Principal	$55,136,089
Less: Current Portion of Long-Term Debt	(89,988)
Less: Loan Origination Fees	(3,566,718)
Add: Accum. Amortizaton of Loan Origination Fees	80,237
Less: Discount for Issuance of Class D Warrants	(6,316,605)
Add: Accum. Amortization of Class D Warrants	144,971
March 31, 2021 Long Term Debt	$45,387,986